Other liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2022	Dec. 31, 2021
Other liabilities
Liability against the State for CIRR loans and concessionary loans	kr 8,509
Cash payables, debt -purchases	982	kr 725
Other	751	442
Total	kr 10,242	kr 1,167